Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 385.3	$ 307.6
Gold and foreign exchange derivative contracts	127.6	22.6
Environmental rehabilitation costs5	436.3	399.9
Finance lease liabilities	447.4	111.5
South Deep dividend	8.5	9.6
Total	3,691.3	2,930.0
US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	1,685.9	1,452.9
Interest	424.1	122.5
Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	168.5	316.5
Interest	7.7	33.2
Rand borrowing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital		140.4
Interest		13.3
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	385.3	307.6
Gold and foreign exchange derivative contracts	127.6	22.6
Environmental rehabilitation costs5	11.9	13.0
Finance lease liabilities	63.9	11.6
South Deep dividend	1.4	1.4
Total	1,362.5	543.9
Within one year [member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	685.9
Interest	81.0	69.3
Within one year [member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest	5.5	13.8
Within one year [member] | Rand borrowing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital		92.5
Interest		12.1
Later than one and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Environmental rehabilitation costs5	28.4	33.7
Finance lease liabilities	178.2	41.5
South Deep dividend	3.8	4.1
Total	1,090.2	1,970.4
Later than one and not later than five years [member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	500.0	1,452.9
Interest	209.1	53.2
Later than one and not later than five years [member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	168.5	316.5
Interest	2.2	19.4
Later than one and not later than five years [member] | Rand borrowing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital		47.9
Interest		1.2
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Environmental rehabilitation costs5	396.0	353.2
Finance lease liabilities	205.3	58.4
South Deep dividend	3.3	4.1
Total	1,238.6	$ 415.7
Later than five years [member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	500.0
Interest	$ 134.0